19. Advance ticket sales (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Advance Ticket Sales Details Narrative
Advance ticket sales	R$ 1,456,939	R$ 1,185,945
Unused tickets sales	R$ 4,964,925	R$ 4,447,824
Average period	48 days	46 days